Share Capital (Details) - Schedule of outstanding warrants - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 28,403,734	$ 546,594
Issuance year		4 years	4 years 8 months 4 days
Warrant [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 117,209	$ 117,209
Issuance year		2009 years	2009 years
Exercise price	[1]
Exercisable through	[2]	Exit event	Exit event
Warrant One [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 59,384	$ 59,384
Issuance year		2013 years	2013 years
Exercise price		$ 0.92	$ 0.92
Exercisable through	[2]	2023	2023
Warrant Two [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 170,000	$ 170,000
Issuance year		2018 years	2018 years
Exercise price		$ 0.5	$ 0.5
Exercisable through		2023	2023
Warrant Three [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 200,001	$ 200,001
Issuance year		2018 years	2018 years
Exercise price		$ 0.5	$ 0.5
Exercisable through	[2]	2023	2023
Warrant Four [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding		$ 27,857,140
Issuance year		2022 years
Exercise price		$ 0.07
Exercisable through	[3]	2024(***)

[1]	Represents an amount lower than $0.01.
[2]	Issued in connection with the 2018, 2013 and 2009 arrangements.
[3]	The earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant.